Goodwill and Intangible Assets - Summary of Continuity of Goodwill By Group of CGUs (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Goodwill [Line Items]
Beginning balance	$ 5,285	$ 5,378
Acquisitions	10,900
Disposals		(538)
Foreign exchange and other	543	445
Ending balance	16,728	5,285
Personal and commercial banking [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	4,026	3,664
Acquisitions	10,578
Foreign exchange and other	515	362
Ending balance	15,119	4,026
Wealth management [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	824	1,312
Acquisitions	237
Disposals		(538)
Foreign exchange and other	20	50
Ending balance	1,081	824
Capital markets [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	435	402
Acquisitions	85
Foreign exchange and other	8	33
Ending balance	528	435
Wealth and Asset Management [member] | Wealth management [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	822	1,310
Acquisitions	237
Disposals		(538)
Foreign exchange and other	20	50
Ending balance	1,079	822
Insurance products [member] | Wealth management [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	2	2
Ending balance	2	2
Canada [member] | Personal and commercial banking [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	97	97
Acquisitions	233
Ending balance	330	97
United States [member] | Personal and commercial banking [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	3,929	3,567
Acquisitions	10,345
Foreign exchange and other	515	362
Ending balance	$ 14,789	$ 3,929